Property and equipment, net	12 Months Ended
Mar. 31, 2020
Property and equipment, net
Property and equipment, net

6.Property and equipment, net

Property and equipment consisted of the following:

	As of March 31,
	2020	2019

Server hardware	$16,696,081	$8,479,493
Vehicles	108,536	114,204
	16,804,617	8,593,697
Less: accumulated depreciation	(4,480,492)	(1,997,016)
Server development in progress	—	7,425,559
Property and equipment, net	$12,324,125	$14,022,240

Server development in process represented the advance payment made to a third party as of March 31, 2019,  which has been transferred to specific property and equipment during the year ended March 31, 2020.

During the years ended March 31, 2020 and 2019, the Group had no impaired or pledged property and equipment.

Depreciation expenses were $ 2,685,034 and $ 922,770 for the years ended March 31, 2020 and 2019, respectively.